Deferred Revenue (Details) - Schedule of deferred revenue - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Schedule of deferred revenue [Abstract]
Opening balance	R 208,782	R 80,377
Amounts deferred in current year	251,141	275,584
Amounts released to revenue in the current year	(211,484)	(152,420)
Translation adjustments	(1,674)	5,241
Closing balance	246,765	208,782
Non-current liabilities	85,655	55,817
Current liabilities	161,110	152,965
Total	R 246,765	R 208,782